Annual Total Returns (Bar Chart) - Strategic Income Opportunities Trust (Strategic Income Opportunities Trust, Series I, Strategic Income Opportunities Trust)	12 Months Ended
May 01, 2011
Strategic Income Opportunities Trust | Series I, Strategic Income Opportunities Trust
Bar Chart Table:
2005	2.13%
2006	4.13%
2007	5.87%
2008	(8.61%)
2009	26.66%
2010	15.89%